Segment reporting - Summary of Financial Information of Segment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	€ 426,178	€ 422,312	€ 308,822
Cost of sales	(175,236)	(184,368)	(138,920)
Gross profit	250,942	237,944	169,902
Loss from operations before non-underlying items	(118,557)	(142,267)	(108,014)
Non-underlying items	(3,858)	(83,057)	45,206
Finance cost – net	(20,431)	(14,556)	(9,313)
Loss before income tax	(142,846)	(239,880)	(72,121)
Income tax benefits / (expenses)	(3,407)	129	(4,331)
Loss for the year	(146,253)	(239,751)	(76,452)
Depreciation and amortization	46,946	45,810	41,584
Of which: Right-of-use assets	33,000	32,638	32,154
Other	13,946	13,172	9,430
Provisions and impairment losses	79	16,729	10,766
Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	426,178	422,312	308,822
Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	0	0
Operating segments [member] | Lanvin [member]
Disclosure of operating segments [line items]
Revenue	111,740	119,847	72,872
Cost of sales	(47,193)	(59,334)	(38,844)
Gross profit	64,547	60,513	34,028
Depreciation and amortization	15,115	11,734	11,231
Of which: Right-of-use assets	9,714	7,415	9,079
Other	5,401	4,319	2,152
Provisions and impairment losses	(6,309)	7,709	9,985
Operating segments [member] | Lanvin [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	111,725	119,772	72,872
Operating segments [member] | Lanvin [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	15	75
Operating segments [member] | Wolford [member]
Disclosure of operating segments [line items]
Revenue	126,280	125,514	109,332
Cost of sales	(42,941)	(39,286)	(30,262)
Gross profit	83,339	86,228	79,070
Depreciation and amortization	14,190	15,671	14,229
Of which: Right-of-use assets	11,979	12,357	11,054
Other	2,211	3,314	3,175
Provisions and impairment losses	7,611	5,127	(440)
Operating segments [member] | Wolford [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	126,280	125,514	109,332
Operating segments [member] | Wolford [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	0	0
Operating segments [member] | Caruso [member]
Disclosure of operating segments [line items]
Revenue	40,011	30,819	24,695
Cost of sales	(28,660)	(23,672)	(20,246)
Gross profit	11,351	7,147	4,449
Depreciation and amortization	1,152	1,045	1,089
Of which: Right-of-use assets	665	664	683
Other	487	381	406
Provisions and impairment losses	344	(442)	(992)
Operating segments [member] | Caruso [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	39,202	29,696	24,646
Operating segments [member] | Caruso [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	809	1,123	49
Operating segments [member] | St. John [member]
Disclosure of operating segments [line items]
Revenue	90,398	85,884	73,094
Cost of sales	(33,024)	(33,242)	(34,107)
Gross profit	57,374	52,642	38,987
Depreciation and amortization	10,071	11,060	12,025
Of which: Right-of-use assets	7,193	8,111	9,424
Other	2,878	2,949	2,601
Provisions and impairment losses	1,492	3,257	(221)
Operating segments [member] | St. John [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	90,398	85,884	73,094
Operating segments [member] | St. John [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	0	0
Operating segments [member] | Sergio Rossi [member]
Disclosure of operating segments [line items]
Revenue	59,518	61,929	28,737
Cost of sales	(29,083)	(30,881)	(15,418)
Gross profit	30,435	31,048	13,319
Depreciation and amortization	6,254	6,082	2,944
Of which: Right-of-use assets	3,449	4,091	1,914
Other	2,805	1,991	1,030
Provisions and impairment losses	1,077	1,103	2,389
Operating segments [member] | Sergio Rossi [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	58,186	61,172	28,737
Operating segments [member] | Sergio Rossi [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	1,332	757
Operating segments [member] | Other and holding companies [member]
Disclosure of operating segments [line items]
Revenue	10,545	10,947	6,968
Cost of sales	(414)	(101)	(83)
Gross profit	10,131	10,846	6,885
Depreciation and amortization	164	218	66
Of which: Right-of-use assets	0	0
Other	164	218	66
Provisions and impairment losses	(4,136)	(25)	45
Operating segments [member] | Other and holding companies [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	387	274	141
Operating segments [member] | Other and holding companies [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	10,158	10,673	6,827
Material reconciling items [member]
Disclosure of operating segments [line items]
Revenue	(12,314)	(12,628)	(6,876)
Cost of sales	6,079	2,148	40
Gross profit	(6,235)	(10,480)	(6,836)
Depreciation and amortization	0
Of which: Right-of-use assets	0
Other	0
Provisions and impairment losses	0
Material reconciling items [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	0	0
Material reconciling items [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	€ (12,314)	€ (12,628)	€ (6,876)